OTHER LONG TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
OTHER LONG TERM LIABILITIES
Schedule of other long-term liabilities

($ millions)	December 31 2020	December 31 2019

Pensions and other post-retirement benefits (note 23)	2 004	1 577

Share-based compensation plans (note 26)	143	289

Partnership liability (note 27)(1)	436	446

Deferred revenue	35	40

Libya Exploration and Production Sharing Agreement (EPSA) signature bonus(2)	74	79

Other	148	68

	2 840	2 499

(1)

The company paid $62 million in 2020 (2019 – $62 million) in distributions to the partners, of which $52 million (2019 – $55 million) was allocated to interest expense and $10 million (2019 – $7 million) to the principal.

(2)

As part of the 2009 acquisition of Petro-Canada, the company assumed the remaining US$500 million obligation for a signature bonus relating to Petro-Canada's ratification of six EPSAs in Libya. At December 31, 2020, the carrying amount of the Libya EPSAs' signature bonus was $78 million (December 31, 2019 – $81 million). The current portion is $4 million (December 31, 2019 – $2 million) and is recorded in Accounts Payable and Accrued Liabilities.